Gross Loans Analyzed by Performance (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Gross Loans USD ($)	Mar. 31, 2012 Gross Loans INR	Mar. 31, 2011 Gross Loans INR	Mar. 31, 2012 Gross Loans Performing USD ($)	Mar. 31, 2012 Gross Loans Performing INR	Mar. 31, 2011 Gross Loans Performing INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	$ 374.0	19,034.9	20,662.4	$ 374.0	19,034.9	20,662.4
Financing Receivables	$ 39,974.10	2,034,281.20	1,648,750.30	$ 39,974.10	2,034,281.20	1,648,750.30	$ 39,600.10	2,015,246.30	1,628,087.90